OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

November 18, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:      Oppenheimer Funds listed in Exhibit A

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended. This filing contains preliminary proxy materials to be furnished to shareholders of each of the Oppenheimer-advised funds listed on Exhibit A (the "Funds") in connection with a joint meeting of the Funds’ shareholders to be held on either January 20, 2012 or February 29, 2012, as indicated in the proxy materials. Those materials include the proxy statement, ballot, and notice of meeting.

The Funds plan to file the definitive version of the proxy materials on or about December 12, 2011.

The proposals to be submitted to shareholders at that meeting are: (1) the election of Board Member Nominees for all Funds, and (2) for certain Funds as indicated in the proxy statement, to approve changes in, or the removal of, certain fundamental policies/investment objectives, and (3) to approve an Agreement and Plan of Reorganization that provides for the reorganization of each Fund that is a Maryland corporation or a Massachusetts business trust, as applicable, into a Delaware statutory trust.

With respect to the proposed fundamental policies included as Proposal 2, the Funds note that certain of the policies are identical to those included in Pre-Effective Amendment No. 2 to the registration statement of Oppenheimer Global High Yield Fund (File Nos. 811-22609, 333-176889), to which the Securities and Exchange Commission ("Commission") staff had provided comments on October 19, 2011.

The Securities and Exchange Commission Staff is requested to address any comments or questions on this filing to the undersigned at:

Edward Gizzi, Esq.
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10281
Phone number: 212.323.4091
E-mail: egizzi@oppenheimerfunds.com

Sincerely,

/s/ Edward Gizzi

Edward Gizzi
Vice President and Assistant Counsel

Attachments

cc:     Valerie Lithotomos, Esq.

         Taylor Edwards, Esq.

         Emily Petkun Ast, Esq.

            Lori E. Bostrom, Esq.
            K&L Gates LLP

Exhibit A

oppenheimer Variable Account Funds, on behalf of
-Oppenheimer Balanced Fund/VA
- Oppenheimer Capital Appreciation Fund/VA
- Oppenheimer Core Bond Fund/VA
- Oppenheimer Global Securities Fund/VA
- Oppenheimer Global Strategic Income Fund/VA
- Oppenheimer High Income Fund/VA
- Oppenheimer Main Street Fund/VA
- Oppenheimer Main Street Small- & Mid-Cap Fund/VA
- Oppenheimer Money Fund/VA
- Oppenheimer Small- & Mid-Cap Growth Fund/VA

- Oppenheimer Value Fund/VA

File No. 811-4108; Reg. No. 2-93177
Panorama Series Fund, Inc., on behalf of -Growth Portfolio -Oppenheimer International Growth Fund/VA -Total Return Portfolio	File No. 811-3255; Reg. No. 2-73969